Debt	9 Months Ended
Sep. 30, 2023
Debt [Abstract]
DEBT

NOTE 10—DEBT

Revolving Lines of Credit

On February 9, 2023, 1847 ICU and ICU Eyewear entered into a loan and security agreement with Industrial Funding Group, Inc. for a revolving loan of up to $5,000,000, which was evidenced by a secured promissory note in the principal amount of up to $5,000,000. On February 9, 2023, 1847 ICU received an advance of $2,063,182 under the note, of which $1,963,182 was used to repay certain debt of ICU Eyewear in connection with the agreement and plan of merger, with the remaining $100,000 used to pay lender fees. On February 11, 2023, the Industrial Funding Group, Inc. sold and assigned the loan and security agreement, the note and related loan documents to GemCap Solutions, LLC.

The note was to mature on February 9, 2025 with all advances bearing interest at an annual rate equal to the greater of (i) the sum of (a) the “Prime Rate” as reported in the “Money Rates” column of The Wall Street Journal, adjusted as and when such prime rate changes, plus (b) eight percent (8.00%), and (ii) fifteen percent (15.00%); provided that following and during the continuation of an event of default (as defined in the loan and security agreement), interest on the unpaid principal balance of the advances shall accrue at an annual rate equal to such rate plus three percent (3.00%). Interest accrued on the advances was payable monthly commencing on March 7, 2023. The note was secured by all of the assets of 1847 ICU and ICU Eyewear.

On September 11, 2023, GemCap Solutions, LLC sold and assigned the loan to AB Lending SPV I LLC d/b/a Mountain Ridge Capital. On the same date, 1847 ICU and ICU Eyewear entered into an amended and restated credit and security agreement with the AB Lending SPV I LLC d/b/a Mountain Ridge Capital for a revolving loan of up to $15,000,000, which loan may be drawn in advances. On the same date, the Company received an advance of $4,218,985, which was used to pay the amounts outstanding under the loan from GemCap Solutions, LLC, to pay certain closing fees and expenses in connection with the closing and for general working capital purposes.

The revolving loan matures on September 11, 2026 and bears interest at an annual rate equal to Term SOFR plus eight percent (8.00%) per annum or, if at any time the Term SOFR cannot be determined, then at the Base Rate plus seven percent (7.00%), but in any event at a rate no higher than that permitted under applicable law. “Term SOFR” means the secured overnight financing rate published by the Federal Reserve Bank of New York for a one-month period on the date that is two (2) business days prior to the first day of such one-month period and “Base Rate” means a rate per annum equal to the greatest of (i) the Federal Funds Rate in effect on such day plus 1.00%, (ii) the Prime Rate in effect on such day, and (iii) Term SOFR for a one-month tenor plus 1.00%. However, following and during the continuation of an event of default (as defined in the amended and restated credit and security agreement), interest shall accrue at a default rate equal to such above rate plus two percent (2.00%) per annum. Interest accrued on the advances shall be payable monthly on the first day of each month commencing on October 1, 2023. The Company may voluntarily prepay the entire unpaid principal amount of the advances prior to the maturity date, but must pay a prepayment fee determined as follows: (i) a fee of three percent (3.00%) if the prepayment is made on or before September 11, 2024, (ii) a fee of two percent (2.00%) if the prepayment is made between September 12, 2024 and September 11, 2025, or (iii) a fee of one percent (1.00%) if the prepayment is made between September 12, 2025 and September 11, 2026.

The amended and restated credit and security agreement contains customary affirmative and negative financial and other covenants and events of default for a loan of this type. The loan is secured by a first priority security interest in all of the assets of 1847 ICU and ICU Eyewear and is guaranteed by the Company pursuant to a limited guaranty. The Company may satisfy its obligations under the limited guaranty by paying such amounts in cash, or by issuing to the lender a number of common shares equal to the sum needed to satisfy the obligations under the limited guaranty in full divided by a price equal to the lesser of $4.575 or the closing price of the common shares on the day prior to such issuance; provided that if such issuance would violate Section 7.13 of the NYSE American Company Guide, which restricts the issuance of shares equal to 20% or more of the outstanding common shares for less than the greater of book or market value, then the Company must obtain shareholder approval of such issuance.

Notes Payable

6% Subordinated Promissory Notes

As part of the consideration paid in the acquisition of ICU Eyewear, 1847 ICU issued the sellers 6% subordinated promissory notes in the aggregate principal amount of $500,000. The notes bear interest at the rate of 6% per annum with all principal and accrued interest being due and payable in one lump sum on February 9, 2024; provided that upon an event of default (as defined in the notes), such interest rate shall increase to 10%. 1847 ICU may prepay all or any portion of the notes at any time prior to the maturity date without premium or penalty of any kind. The notes contain customary events of default, including, without limitation, in the event of (i) non-payment, (ii) a default by 1847 ICU of any of its covenants in the notes, the agreement and plan of merger or any other agreement entered into in connection with the agreement and plan of merger, or a breach of any of the representations or warranties under such documents, (iii) the insolvency or bankruptcy of 1847 ICU or ICU Eyewear or (iv) a change of control (as defined in the notes) of 1847 ICU or ICU Eyewear. The notes are unsecured and subordinated to all senior indebtedness.

Purchase and Sale of Future Revenues Agreement

On March 31, 2023, the Company and its subsidiary 1847 Cabinet Inc. (“1847 Cabinet”) entered into a non-recourse funding agreement with a third-party for the sale of future revenues totaling $1,965,000 for net cash proceeds of $1,410,000. The Company is required to make weekly ACH payments in the amount of $39,300. The agreement also allows for the third-party to file UCCs securing their interest in the receivables and includes customary events of default.

The Company recorded a debt discount of $555,000, which will be amortized under the effective interest method. The Company is utilizing the prospective method to account for subsequent changes in the estimated future payments, whereby if there is a change in the estimated future cash flows, a new effective interest rate is determined based on the revised estimate of remaining cash flows. As of September 30, 2023, the effective interest rate was 72.4%.

Private Placement of 20% OID Promissory Notes and Warrants

On August 11, 2023, the Company entered into a securities purchase agreement in a private placement transaction with certain accredited investors, pursuant to which the Company issued and sold to the investors 20% OID subordinated promissory notes in the aggregate principal amount of $3,125,000 and warrants for the purchase of an aggregate of 40,989 common shares for total cash proceeds of $2,218,000.

The notes are due and payable on February 11, 2024. The Company may voluntarily prepay the notes in full at any time. In addition, if the Company consummates any equity or equity-linked or debt securities issuance, or enters into a loan agreement or other financing, other than certain excluded debt (as defined in the notes), then the Company must prepay the notes in full. The notes are unsecured and have priority over all other unsecured indebtedness of the Company, except for certain senior indebtedness (as defined in the notes). The notes contain customary affirmative and negative covenants and events of default for a loan of this type.

The warrants are exercisable for a period five (5) years at an exercise price of $18.30 (subject to standard adjustments for share splits, share combinations, share dividends, reclassifications, mergers, consolidations, reorganizations and similar transactions) and may be exercised on a cashless basis if at the time of exercise there is no effective registration statement registering, or the prospectus contained therein is not available for, the issuance of common shares upon exercise thereof.

Pursuant to the securities purchase agreement, the Company is required to hold a special meeting of its shareholders on or before the date that is sixty (60) calendar days after the date of the securities purchase agreement for the purpose of obtaining shareholder approval of the issuance of all common shares that may be issued upon conversion of the notes and exercise of the warrants in accordance with NYSE American rules (the “Shareholder Approval”). In connection with the securities purchase agreement, the Company also entered into a registration rights agreement with the investors, pursuant to which the Company agreed to file a registration statement to register all common shares underlying the notes and the warrants under the Securities Act of 1933, as amended, within fifteen (15) days following an event of default and use its best efforts to cause such registration statement to be declared effective within ninety (90) days after the filing thereof. If the Company fails to meet these deadlines or comply with certain other requirements in the registration rights agreement, then on each date that the Company fails to comply, and on each monthly anniversary thereof, the Company shall pay to each investor an amount in cash, as partial liquidated damages and not as a penalty, equal to 1.0% of the aggregate subscription amount paid by such investor pursuant to the securities purchase agreement, subject to an aggregate cap of 10%. If the Company fails to pay any of these amounts in full within seven (7) days after the date payable, the Company must pay interest thereon at a rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law).

Spartan Capital Securities, LLC (“Spartan”) acted as placement agent in connection with the securities purchase agreement and received (i) a cash transaction fee equal to 6% of the aggregate gross proceeds, (ii) a non-accountable and non-reimbursable due diligence and expense fee equal to 1% of the aggregate gross proceeds and (iii) a warrant for the purchase of a number of common shares equal to eight percent (8%) of the number common shares issuable upon conversion of the notes and exercise of the warrants at an exercise price of $20.13 per share (subject to adjustment), resulting in the issuance of a warrant for 86,613 common shares. The warrant is exercisable at any time six months after the date of issuance and until the fifth anniversary thereof.

Subject to Shareholder Approval, the notes are convertible into common shares at the option of the holders at any time on or following the date that an event of default (as defined in the notes) occurs at a conversion price equal to 90% of the lowest volume weighted average price of the Company’s common shares on any trading day during the five (5) trading days prior to the conversion date; provided that such conversion price shall not be less than $3.00 (subject to adjustments). The conversion price of the notes is subject to standard adjustments, including a price-based adjustment in the event that the Company issues any common shares or other securities convertible into or exercisable for common shares at an effective price per share that is lower than the conversion price, subject to certain exceptions.

The Company evaluated the embedded features within these promissory notes in accordance with ASC 480 and ASC 815. The Company determined that the embedded features, specifically (i) the default penalty of 40% on outstanding principal, and (ii) the conversion option into common shares at 90% of the lowest VWAP in the five days preceding conversion, subject to a $3.00 floor price, constitute derivative liabilities. These features, arising from default provisions not within the Company’s control, including the contingent interest feature and the contingent conversion (deemed redemption) feature, meet the definition of a derivative and do not qualify for derivative accounting exemptions. Consequently, these embedded features are bifurcated from the debt host and recognized as a single derivative liability.

The initial fair value of the derivative liabilities was determined using a Monte Carlo Simulation valuation model, considering various potential outcomes and scenarios. The model used the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 145.37%; (iii) risk-free interest rate of 5.37%; (iv) maximum term of one year; (v) estimated fair value of the common shares of $18.52 per share; and (vi) various probability assumptions. Subsequent changes in fair value are recognized in the statement of operations each reporting period. The issuance costs for the promissory notes, along with the allocated fair values of both the warrants and the bifurcated embedded derivative liability, have been collectively treated as a debt discount. This discount is being amortized to interest expense over the term of the promissory notes using the effective interest method.

Convertible Notes Payable

Private Placements of Promissory Notes and Warrants

On February 3, 2023, the Company entered into securities purchase agreements with two accredited investors, Mast Hill Fund, L.P. (“Mast Hill”) and Leonite Fund I, LP (“Leonite”), pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $604,000 and (ii) five-year warrants for the purchase of an aggregate of 1,259 common shares at an exercise price of $105.00 per share (subject to adjustment) for total cash proceeds of $540,000. As additional consideration, the Company issued an aggregate of 1,259 common shares to the investors as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 9 common shares at an exercise price of $525.00 (subject to adjustment).

On February 9, 2023, the Company entered into securities purchase agreements with two accredited investors, Mast Hill and Leonite, pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $2,557,575 and (ii) five-year warrants for the purchase of an aggregate of 5,329 common shares at an exercise price of $420.00 per share (subject to adjustment) for total cash proceeds of $2,271,818. As additional consideration, the Company issued 2,898 common shares to Mast Hill and issued to Leonite a five-year warrant for the purchase of 2,431 common shares at an exercise price of $1.00 per share (subject to adjustment), which were issued as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 120 common shares at an exercise price of $525.00 (subject to adjustment).

On February 22, 2023, the Company entered into securities purchase agreement with one accredited investor, Mast Hill, pursuant to which the Company issued to such investor (i) a promissory note in the principal amount of $878,000 and (ii) five-year warrants for the purchase of an aggregate of 1,830 common shares at an exercise price of $420.00 per share (subject to adjustment) for total cash proceeds of $737,700. As additional consideration, the Company issued a five-year warrant for the purchase of 1,984 common shares at an exercise price of $1.00 per share (subject to adjustment) to the investor as a commitment fee. Additionally, the Company issued a five-year warrant to J.H. Darbie & Co (the broker) for the purchase of 76 common shares at an exercise price of $525.00 (subject to adjustment).

These notes bear interest at a rate of 12% per annum and mature on the first anniversary of the date of issuance; provided that any principal amount or interest which is not paid when due shall bear interest at a rate of the lesser of 16% per annum or the maximum amount permitted by law from the due date thereof until the same is paid. The notes require monthly payments of principal and interest commencing in May 2023. The Company may voluntarily prepay the outstanding principal amount and accrued interest of each note in whole upon payment of certain prepayment fees. In addition, if at any time the Company receives cash proceeds from any source or series of related or unrelated sources, including, but not limited to, the issuance of equity or debt, the exercise of outstanding warrants, the issuance of securities pursuant to an equity line of credit (as defined in the notes) or the sale of assets outside of the ordinary course of business, each holder shall have the right in its sole discretion to require the Company to immediately apply up to 50% of such proceeds to repay all or any portion of the outstanding principal amount and interest then due under the notes. The notes are unsecured and have priority over all other unsecured indebtedness. The notes contain customary affirmative and negative covenants and events of default for a loan of this type.

The notes become convertible into common shares at the option of the holders at any time on or following the date that an event of default (as defined in the notes) occurs under the notes at a conversion price equal the lower of (i) $420.00 (subject to adjustments) and (ii) 80% of the lowest volume weighted average price of the common shares on any trading day during the five (5) trading days prior to the conversion date; provided that such conversion price shall not be less than $3.00 (subject to adjustments).

The Company evaluated the embedded features within these promissory notes in accordance with ASC 480 and ASC 815. The Company determined that the embedded features, specifically (i) the default penalty of 15% on outstanding principal and accrued interest, and (ii) the conversion option into common shares at the lower of $420.00 or 80% of the lowest VWAP in the five days preceding conversion, subject to a $3.00 floor price, constitute derivative liabilities. These features, arising from default provisions not within the Company’s control, including the contingent interest feature and the contingent conversion (deemed redemption) feature, meet the definition of a derivative and do not qualify for derivative accounting exemptions. Consequently, these embedded features are bifurcated from the debt host and recognized as a single derivative liability.

The initial fair value of the derivative liabilities was determined using a Monte Carlo Simulation valuation model, considering various potential outcomes and scenarios. The model used the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 160.45%; (iii) risk-free interest rate of 4.68%; (iv) maximum term of one year; (v) estimated fair value of the common shares of $193.00 per share; and (vi) various probability assumptions. Subsequent changes in fair value are recognized in the statement of operations each reporting period. The issuance costs for the promissory notes, along with the allocated fair values of both the warrants and the bifurcated embedded derivative liability, have been collectively treated as a debt discount. This discount is being amortized to interest expense over the term of the promissory notes using the effective interest method.

On August 4, 2023, the Company received notices from Mast Hill and Leonite that an event of default had occurred under the notes issued on February 3, 2023 for failure to make certain payments when due. Mast Hill and Leonite agreed in writing that they would not require any payments in cash for the over-due amounts or accelerate the payments due under the notes for a period of 60 days. Since an event of default occurred, Mast Hill and Leonite has the right to convert the notes, including the over-due amounts, penalties and fees, into common shares at their election. On August 4, 2023, Mast Hill converted its note in full into 5,536 common shares, which conversion amount included $91,174 of principal, interest and certain penalties and fees. In August 2023, Leonite converted its note in full into 47,979 common shares, which conversion amount included $730,814 of principal, interest and certain penalties and fees.

On August 9, 2023, the Company received notices from Mast Hill and Leonite that an event of default had occurred under the notes issued on February 9, 2023 for failure to make certain payments when due. Mast Hill and Leonite agreed in writing that they would not require any payments in cash for the over-due amounts or accelerate the payments due under the notes for a period of 60 days. Since an event of default occurred, Mast Hill and Leonite has the right to convert the notes, including the over-due amounts, penalties and fees, into common shares at their election. In August 2023, Mast Hill converted a portion of its note into 100,691 common shares, which conversion amount included $1,002,556 of principal, interest and certain penalties and fees. In August 2023, Leonite converted a portion of its note into 145,000 common shares, which conversion amount included $1,305,432 of principal, interest and certain penalties and fees.

On August 31, 2023, the Company, Mast Hill and Leonite entered into amendments to the notes issued on February 9, 2023 and February 22, 2023, pursuant to which the parties agreed to extend the maturity date of these remaining notes to August 31, 2024 and the Company agreed to make monthly payments commencing on September 30, 2023, as further described in the amendments. Mast Hill and Leonite also agreed not to convert any portion of the remaining notes as long as the Company makes these payments when due. As consideration for Mast Hill and Leonite’s entry into the amendments, the Company agreed to pay Mast Hill and Leonite an amendment fee equal to 10% of the principal amounts of the remaining notes.

Derivative Liabilities

The following table provides a roll-forward of the derivative liabilities for the three and nine months ended September 30, 2023, as follows:

Amount
Balance at December 31, 2022	$-
Initial fair value of derivative liabilities upon issuance	2,613,177
Gain on change in fair value of derivative liabilities	(425,977)
Extinguishment of derivative liabilities upon conversion of convertible notes	(864,576)
Balance at September 30, 2023	$1,322,624

The gain on change in fair value of derivative liabilities for three and nine months ended September 30, 2023, is comprised as follows:

Amount
Initial derivative expense	$154,991
Gain on change in fair value of derivative liabilities	(580,968)
Gain on change in fair value of derivative liabilities	$(425,977)

Interest Expense and Accrued Interest Reconciliation

The following table provides a reconciliation of interest expense for the nine months ended September 30, 2023, as follows:

Amount
Interest expense from amortization of debt discounts	$3,879,558
Interest expense from notes payable	243,119
Interest expense from related party notes payable	83,891
Interest expense from convertible notes payable	4,595,106
Interest expense from revolving lines of credit	765,786
Interest expense from financing leases	38,308
Other interest expense	141,531
$9,747,299

The following table provides a reconciliation of accrued interest at September 30, 2023, as follows:

Amount
Accrued interest balance at December 31, 2022	$1,179,875
Interest expense from notes payable	243,119
Interest expense from related party notes payable	83,891
Interest expense from convertible notes payable	4,595,106
Interest expense from revolving lines of credit	765,786
Interest expense from financing leases	38,308
Cash paid for interest	(3,217,831)
Common shares issued in settlement of interest	(1,247,701)
Settlement of interest through the issuance of a new revolving line of credit	(212,156)
Accrued interest balance at September 30, 2023	$2,228,397